Condensed Consolidated Statements of Cash Flows (Unaudited) 2 (Parentheticals) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022
Receipt of cash from note receivable	$ 3,000	$ 9,000
Swivel Secure Europe [Member]
Receipt of cash from note receivable	$ 729,905	$ 729,905